Related party transactions - Disclosure of Liabilities to Related Parties (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Liabilities to key management personnel:
Net defined benefit liability (asset)	€ 4,629	€ 4,587
Warrants liabilities	24,819	13,689
Liabilities to shareholders:
Warrants liabilities	24,819	13,689
Total liabilities to related parties	9,005	672
Key management personnel
Liabilities to key management personnel:
Net defined benefit liability (asset)	432	390
Share-based payment transactions	8,391	0
Key management personnel | Warrants liabilities
Liabilities to key management personnel:
Warrants liabilities	10	15
Liabilities to shareholders:
Warrants liabilities	10	15
Shareholders | Warrants liabilities
Liabilities to key management personnel:
Warrants liabilities	172	267
Liabilities to shareholders:
Warrants liabilities	€ 172	€ 267